Segmented Information - Segment Assets and Liabilities by Geographical Area (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total general fund assets	$ 205,374	$ 197,090
Investments for account of segregated fund holders	139,996	125,921
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	10,024	6,957
Investments for account of segregated fund holders	0	0
Asset Management | United States
Disclosure of operating segments [line items]
Total general fund assets	8,203	5,124
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	1,064	1,037
Investments for account of segregated fund holders	0	0
Asset Management | Canada
Disclosure of operating segments [line items]
Total general fund assets	582	580
Asset Management | Other countries
Disclosure of operating segments [line items]
Total general fund assets	175	216
Corporate
Disclosure of operating segments [line items]
Total general fund assets	14,187	13,897
Investments for account of segregated fund holders	10,722	10,675
Corporate | United States
Disclosure of operating segments [line items]
Total general fund assets	2,570	2,227
Corporate | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	6,892	7,766
Investments for account of segregated fund holders	10,722	10,675
Corporate | Canada
Disclosure of operating segments [line items]
Total general fund assets	4,533	3,716
Corporate | Other countries
Disclosure of operating segments [line items]
Total general fund assets	$ 192	$ 188